Disclosures About Capitalized Costs, Costs Incurred (Details) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Company:
Proved properties	$ 1,122	$ 4,949
Company [Member]
Company:
Unproved properties	0	0
Proved properties	1,122	4,949
Oil and Gas Property, Successful Effort Method, Gross, Total	1,122	4,949
Accumulated depreciation and depletion	(824)	(1,868)
Oil and gas property, successful efforts method	298	3,081
Company's Share of Piceance Energy [Member]
Company:
Unproved properties	15,872	15,763
Proved properties	183,937	168,378
Oil and Gas Property, Successful Effort Method, Gross, Total	199,809	184,141
Accumulated depreciation and depletion	(49,666)	(38,452)
Oil and gas property, successful efforts method	$ 150,143	$ 145,689